As filed with the Securities and Exchange Commission on October 9, 2025.

Registration Nos. 333-185326
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 34	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 903 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b) of Rule 485
X on October 9, 2025 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 9, 2025 to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2025 for the Pacific Odyssey (offered on or after October 1, 2013)
individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Odyssey variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting www.Pacificlife.com/Prospectuses or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by searching the variable annuity product name “Pacific Odyssey,” or by searching the Contract file number: “333-185326” under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) and the Annual Charge, Annual Credit, Enhanced Income and Guaranteed Lifetime Income percentages for the Enhanced Income Select 2 (Single) or (Joint) optional riders in effect on or after the date below. For complete information about the Future Income Generator (Single) or (Joint) or the Enhanced Income Select 2 (Single) or (Joint), see the Prospectus.

The percentages below apply for applications signed on or after November 3, 2025.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit PacificLife.com/Prospectuses or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	2.54%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.65%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $550.76	Highest Annual Cost: $4,332.72
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●       5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

●       5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges or advisory fees

●       No additional purchase payments, transfers, or withdrawals

●       No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.55%	6.0%
Future Income Generator (Joint)	1.65%	6.0%
Enhanced Income Select 2 (Single)	1.55%	6.0%
Enhanced Income Select 2 (Joint)	1.65%	6.0%

The current Withdrawal Percentages/Enhanced Income Percentages are the following:

Age*	Future Income Generator (Single)	Future Income Generator (Joint)	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%	0%	0%
59½	4.30%	3.80%	6.10%	5.60%
60	4.30%	3.80%	6.10%	5.60%
61	4.30%	3.80%	6.10%	5.60%
62	4.30%	3.80%	6.10%	5.60%
63	4.30%	3.80%	6.10%	5.60%
64	4.30%	3.80%	6.10%	5.60%
65	5.85%	5.35%	9.00%	8.50%
66	5.85%	5.35%	9.00%	8.50%
67	5.85%	5.35%	9.00%	8.50%
68	5.85%	5.35%	9.00%	8.50%
69	5.85%	5.35%	9.00%	8.50%
70	6.00%	5.50%	9.25%	8.75%
71	6.00%	5.50%	9.25%	8.75%
72	6.00%	5.50%	9.25%	8.75%
73	6.00%	5.50%	9.25%	8.75%
74	6.00%	5.50%	9.25%	8.75%
75	6.05%	5.55%	9.25%	8.75%
76	6.05%	5.55%	9.25%	8.75%
77	6.05%	5.55%	9.25%	8.75%
78	6.05%	5.55%	9.25%	8.75%
79	6.05%	5.55%	9.25%	8.75%

80	6.10%	5.60%	9.25%	8.75%
81	6.10%	5.60%	9.25%	8.75%
82	6.10%	5.60%	9.25%	8.75%
83	6.10%	5.60%	9.25%	8.75%
84	6.10%	5.60%	9.25%	8.75%
85	6.10%	5.60%	9.25%	8.75%
86	6.10%	5.60%	9.25%	8.75%
87	6.10%	5.60%	9.25%	8.75%
88	6.10%	5.60%	9.25%	8.75%
89	6.10%	5.60%	9.25%	8.75%
90	6.10%	5.60%	9.25%	8.75%
91	6.10%	5.60%	9.25%	8.75%
92	6.10%	5.60%	9.25%	8.75%
93	6.10%	5.60%	9.25%	8.75%
94	6.10%	5.60%	9.25%	8.75%
95 and older	6.10%	5.60%	9.25%	8.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The current Guaranteed Lifetime Income Percentage is:

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.50%	3.50%

** The Age range that applies based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time the Contract Value is reduced to zero.

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the Rider is issued, your percentages will not change as long as you own the Rider (even if an Automatic Reset or Owner-Elected Reset occurs as described in the Reset of Protected Payment Base subsection within each Rider).

Subject to meeting the timelines referenced above, on the issue date, if during the 60 calendar day period current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

●	If any Withdrawal Percentage or Enhanced Income Percentage increased, you will receive the higher percentages in effect on the issue date.

●	If the Guaranteed Lifetime Income Percentage increased, you will receive the higher percentage in effect on the issue date.

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, for the Future Income Generator, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application. For the Enhanced Income Select 2, if the Annual Credit, any Enhanced Income Percentage and/or Guaranteed Lifetime Income Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Enhanced Income, Guaranteed Lifetime Income and Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

This Rate Sheet Supplement also provides current rate information for the Annual Charge for the Investment Guard (5 Year, 7 Year and 10 Year Options) optional riders in effect on or after the date below. For complete information about the Investment Guard (5 Year, 7 Year and 10 Year Options), see the Prospectus.

The current Annual Charges are the following:

Rider Name	Annual Charge Percentage
Investment Guard (5 Year Option) – 10% Buffer	0.55%
Investment Guard (7 Year Option) – 10% Buffer	0.40%
Investment Guard (7 Year Option) – 15% Buffer	0.55%
Investment Guard (10 Year Option) – 10% Buffer	0.20%
Investment Guard (10 Year Option) – 15% Buffer	0.30%
Investment Guard (10 Year Option) – 20% Buffer	0.40%

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the rider is issued, your percentages will not change as long as you own the rider.

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Charge Percentage increased, you will receive the Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you. If you repurchase a Rider at the end of a term, you will receive the Rider features in effect on the Contract Anniversary Date. You can speak with your financial professional or call us at (800) 722-4448 to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. ODY13RSS1125

Supplement dated October 9, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary
Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company
Pacific Odyssey (Offered on and after October 1, 2013) Pacific Odyssey Advantage

The purpose of this supplement is to announce certain underlying fund changes and premium guideline changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The changes outlined below will become effective November 3, 2025.

The Maximum Total Purchase Payments row from the table in the Initial Summary Prospectus, under the heading BUYING THE CONTRACT,  will be deleted and replaced.

Maximum Total Purchase Payments	Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 up to an issue age of 85 ($1,000,000 for applicants between the ages of 86 and 90) without our consent. We reserve the right to change this administrative practice in the future. The aggregate amount is based on all contracts where you are either the owner and/or annuitant.

The following sentences from the Statutory Prospectus will be deleted and replaced in the section  BUYING YOUR CONTRACT – Making Your Investments (“Purchase Payments”).

We reserve the right to reject additional Purchase Payments. Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 for up to an issue age of 85 ($1,000,000 for applicants ages 86-90). We reserve the right to change this administrative practice in the future. For purposes of this limit, the aggregate purchase payments are based on all contracts for which you are either owner and/or annuitant.

All other references in the prospectus to an initial or additional purchase payment that will bring your aggregate Purchase Payments over $1,000,000 will change to the above disclosure

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

For Odyssey (Offered on or after October 1, 2013) Contracts Effective November 3, 2025, the allowable Investment Options in the LIVING BENEFIT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Allowable Investment Option as an eligible allocation for all Living Benefit Riders:

PSF Capital Appreciation Portfolio

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:
●	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

ODYADVSUPP1025

Prospectus

(Included in Registrant’s Form N-4, File No. 333-185326 Accession No. 0001104659-25-038472 filed on April 24, 2025, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-185326 Accession No. 0001104659-25-038472 filed on April 24, 2025, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific Odyssey (2013))

Item 27. Exhibits

(1)	Board of Directors Resolution

(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-96-001377-index.html

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(2)	Custodian Agreements

Inapplicable

(3)	Underwriting Contracts

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x3xa.htm

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d3dc.htm

(4)	Contracts

(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-17800); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001193125-03-014157 filed on June 27, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312503014157/dex994a2.txt

(b)

403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxby.htm

(c)

Section 457 Plan Rider (Form No. ICC12:20-1271); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxcy.htm

(d)

Individual Retirement Annuity Rider (Form No. ICC12:20-1266); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxdy.htm

(e)

Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxey.htm

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxfy.htm

(g)

Qualified Retirement Plan Rider (Form No. ICC12:20-1269); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-13-000796 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000796/a30065a1exv99wx4yxgy.htm

(h)

DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311063391/a59352n4exv99w4xmy.htm

(i)

Guaranteed Withdrawal Benefit XII Rider-Single Life (Form No. ICC12:20-1256); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxiy.htm

(j)

Guaranteed Withdrawal Benefit XII Rider-Joint Life (Form No. ICC12:20-1257); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxjy.htm

(k)

Guaranteed Withdrawal Benefit X Rider-Single Life (Form No. ICC12:20-1258); included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313002336/a30004bexv99wx4yxjjy.htm

(l)

Guaranteed Withdrawal Benefit X Rider-Joint Life (Form No. ICC12:20-1259); included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313002336/a30004bexv99wx4yxkky.htm

(m)

Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC12:20-1263); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxmy.htm

(n)

Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC12:20-1254); included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxny.htm

(o)

Stepped-Up Death Benefit Rider (Form No. 20-13500); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002612/0001017062-00-002612-0014.txt

(p)

Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. ICC12:20-1501); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0001193125-16-460306 filed on February 12, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312516460306/d11525dex994p.htm

(q)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. ICC12:20-1502); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0001193125-16-460306 filed on February 12, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312516460306/d11525dex994q.htm

(r)

Guaranteed Withdrawal Benefit XXI Rider – Single Life (Form No. ICC18:20-1425); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-007887 filed on February 9, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918007887/a18-5515_1ex99d4dr.htm

(s)

Guaranteed Withdrawal Benefit XXI Rider – Joint Life (Form No. ICC18:20-1426); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-007887 filed on February 9, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918007887/a18-5515_1ex99d4ds.htm

(t)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (5 Year Option)) (Form No. 20-1354); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-19-035850 filed on June 17, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919035850/a19-11226_1ex99d4t.htm

(u)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (10 Year Option)) (Form No. 20-1355); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-19-035850 filed on June 17, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919035850/a19-11226_1ex99d4u.htm

(v)

Guaranteed Withdrawal Benefit XXIII Rider-Single Life (Enhanced Income Select 2) (Form No. ICC20:20-1021); included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4h.htm

(w)

Guaranteed Withdrawal Benefit XXIII Rider-Joint Life (Enhanced Income Select 2) (Form No. ICC12:20-1022); included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4i.htm

(x)

Guaranteed Withdrawal Benefit XXII Rider-Single Life (Future Income Generator) (Form No. ICC19:20-1427); included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4j.htm

(y)

Guaranteed Withdrawal Benefit XXII Rider-Joint Life (Future Income Generator) (Form No. ICC19:20-1428); included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4k.htm

(z)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 5-Year. 10%) (Form No. ICC22:20-1356-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4z.htm

(aa)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year. 10%) (Form No. ICC22:20-1357-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4aa.htm

(bb)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year. 15%) (Form No. ICC22:20-1358-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4bb.htm

(cc)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year. 10%) (Form No. ICC22:20-1359-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4cc.htm

(dd)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year. 15%) (Form No. ICC22:20-1360-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4dd.htm

(ee)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year. 20%) (Form No. ICC22:20-1361-B); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-22-077967 filed on July 7, 2022 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465922077967/a22-20179_1ex99d4ee.htm

(5)	Applications

(a)

Variable Annuity Application (Form No. 25-17850); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000892569-06-000524 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000524/a12984exv99w5xayx3y.htm

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Pacific Life’s Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(b)

By-laws of Pacific Life; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98- 000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(c)

Pacific Life’s Restated Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xcy.htm

(d)

By-laws of Pacific Life As Amended September 1, 2005; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xdy.htm

(7)	Reinsurance Contracts

Reinsurance Agreement with Union Hamilton; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex997b.htm

(8)	Participation Agreements

(a)

Pacific Select Fund Participation Agreement; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201500083/dex998a.txt

(b)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributions, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000253/a03608a3exv99w8xey.htm

(c)

AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; included in Registrant’s Form N- 4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xc.htm

(d)

BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xey.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-13-399384 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399384/d608897dex998d4.htm

(5)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659‐19‐022570 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022570/a19-5922_1ex99d8dd6.htm

(e)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xe.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex1.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex2.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998e5.htm

(6)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-21-116234 filed on September 16, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921116234/a21-27548_1ex99d8e6.htm

(f)

AllianceBernstein Investments, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xf.htm

(g)

BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xg.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant's Form N-4. File No. 333-236927, Accession No. 0001104659-20-029802 filed March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998g4.htm

(h)

Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xh.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx1.htm

(2)

Second Amendment to Administrative Service Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

(5)

Fifth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998h5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8n6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(8)

Eighth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4, File No. File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx8.htm

(i)

AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xi.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xiyx1y.htm

(j)

Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xj.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dj1.htm

(k)

Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xl.htm

(l)

GE Investments Funds, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xl.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xlx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m3.htm

(m)

GE Investment Distributors, Inc. Fund Marketing and Investor Service Agreement (Amended and Restated); included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xm.htm

(n)

Van Kampen Life Investment Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xn.htm

(o)

Van Kampen Funds, Inc. Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xo.htm

(p)

Van Kampen Asset Management Administrative Services Letter Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xp.htm

(q)

GE Investments Funds, Inc. Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein.. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xq.htm

(1)

First Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xryx1y.htm

(2)

Second Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998r2.htm

(r)

PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xr.htm

(1)

First Amendment to Participation Agreement (Novation and Amendment); included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein.This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4 File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx2.htm

(s)

Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xs.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8ds1.htm

(t)

PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xt.htm

(1)

First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998t1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-025542 filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918025542/a18-8020_1ex99d8dt3.htm

(u)

MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xu.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xux1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xvyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998u3.htm

(v)	(1)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xwy.htm

(2)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998v2.htm

(3)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dv3.htm

(w)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V).; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231308, Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8o3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-185326, Accession No. 0001104659-20-048068 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048068/a20-9594_1ex99d8w4.htm

(5)

Fifth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8n5.htm

(x)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xx.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xxyx1y.htm

(y)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998y1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998y2.htm

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xz.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998z1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998dd2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998z3.htm

(aa)

Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xaa.htm

(1)

First Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998aa1.htm

(2)

Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998aa2.htm

(bb)

American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(cc)

American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998cc1.htm

(dd)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998dd2.htm

(ee)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dee1.htm

(ff)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(gg)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(hh)

Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(ii)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(jj)

Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998jj.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998jj1.htm

(kk)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998kk1.htm

(ll)

Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xll.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998ll1.htm

(mm)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-13-399384 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399384/d608897dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998mm3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

(5)

Fifth Amendment to Fund Participation and Service Agreement; ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8t5.htm

(nn)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-13-399384 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399384/d608897dex998nn.htm

(oo)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998oo.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8doo1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8doo2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99doo3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-21-054355 filed on April 23, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921054355/a21-3291_1ex99d8doo4.htm

(pp)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998pp.htm

(qq)

Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998qq.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998qq1.htm

(rr)

Supplemental Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998rr.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998rr1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998rr2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998rr3.htm

(ss)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998ss.htm

(tt)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(uu)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8duu3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-185326, Accession No. 0001104659-20-048068 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048068/a20-9594_1ex99d8uu5.htm

(vv)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998q3.htm

(4)

Fourth Amendment to Service Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

(5)

Fifth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-185326, Accession No. 0001104659-20-048068 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048068/a20-9594_1ex99d8vv5.htm

(6)

Sixth Amendment to Service Agreement ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8y6.htm

(ww)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998rr1.htm

(xx)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xssy.htm

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998aaa.htm

(zz)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998vv.htm

(aaa)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998tt1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8daaa3.htm

(bbb)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998bbb.htm

(ccc)

Distribution Sub-Agreement with BlackRock Variable Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dccc.htm

(ddd)

Administrative Services Agreement with Invesco Advisors, Inc.; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dddd.htm

(eee)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8deee.htm

(fff)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dfff.htm

(ggg)

Selling Agreement with PIMCO Variable Insurance Trust (Admin Shares); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99dggg.htm

(hhh)

Service Agreement with PIMCO Variable Insurance Trust (Admin Shares); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99dhhh.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Life Insurance Company as to the legality of Contracts being registered; included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx9y.htm

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors;

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)

Powers of Attorney; included in Registrant’s Form N-4, File No. 333-261003, Accession No.0001104659-25-077640, filed on August 13, 2025, and incorporated by reference herein. This exhibit can be found at  https://www.sec.gov/Archives/edgar/data/935823/000110465925077640/tm2523176d1_ex99-x15.htm

(16)	Form of Initial Summary Prospectus

Initial Summary Prospectus

EX-101.SCH XBRL TAXONOMY EXTENSION SCHEMA
EX-101.DEF XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB XBRL TAXONOMY EXTENSION LABEL LINKBASE
EX-101.PRE XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Darryl D. Button	Director, Chairman, President and Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Jason Orlandi	Director, Executive Vice President, General Counsel and Assistant Secretary
Dawn M. Behnke	Director and Executive Vice President
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Starla Yamauchi	Vice President and Secretary
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
APC Asset Development I LP	Delaware	99.92
APC Asset Development II LP	Delaware	99.94
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Gallery Limited Member, LLC	Delaware	100
Gallery Place MRP-GFI Venture, LLC	Delaware	10
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	100
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
700 Main Street LLC	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100

Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	82.353
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	100
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
Deer Run Spokane LLC	Washington	99.99
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
Tessera Owner LLC	Delaware	100
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL Four Westlake Owner, LLC	Delaware	100
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100
Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
1111 Wilshire Apartment Investors, LLC	Delaware	100
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
Tupelo Alley Owner, LLC	Delaware	100
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100
PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
SFR JV-HD LP	Delaware	33.333
SFR JV-HD TL Equity A LLC	Delaware	100
SFR JV-HD TL Borrower A LLC	Delaware	100
SFR JV-HD TL Equity B LLC	Delaware	100
SFR JV-HD TL Borrower B LLC	Delaware	100
SFR JV-HD Equity LCC	Delaware	100

SFR JV-HD Property LLC	Delaware	100
PL Adley Member, LLC	Delaware	100
Redwood PL Adley LLC	Delaware	90
DD 6075 Roswell LLC	Georgia	100
PL GAAV Member, LLC	Delaware	100
Greystar Active Adult Venture I, LP	Delaware	45
GS AA Draper HoldCo, LLC	Delaware	100
GS AA Draper Owner, LLC	Delaware	100
GS AA Village5 HoldCo, LLC	Delaware	100
GS AA Village5 Owner, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Avenu Natick Owner, LLC	Delaware	100
GS AA Riverwalk HoldCo, LLC	Delaware	100
GS AA Riverwalk Owner, LLC	Delaware	100
GS AA Stapleton HoldCo, LLC	Delaware	100
GS AA Stapleton Owner, LLC	Delaware	100
GS AA San Marcos HoldCo, LLC	Delaware	100
GS AA San Marcos Owner, LLC	Delaware	100
GS AA Vistas HoldCo LLC	Delaware	100
GS AA Vistas Owner LLC	Delaware	100
GS AA Kierland HoldCo LLC	Delaware	100
GS AA Kierland Owner LLC	Delaware	100
GS AA Naperville HoldCo, LLC	Delaware	100
GS AA Naperville Owner, LLC	Delaware	100
PL Fountain Springs Member, LLC	Delaware	100
Fountain Springs JV LLC	Delaware	80
Fountain Springs LLC	Colorado	100
PL SFR MLS Member, LLC	Delaware	100
SFR JV-2 LP	Delaware	16.129
SFR JV-2 2022-1 Equity Owner LLC	Delaware	100
SFR JV-2 2022-1 Borrower LLC	Delaware	100
SFR JV-2 2022-1 Depositor LLC	Delaware	100
SFR JV-2 2022-2 Equity Owner LLC	Delaware	100
SFR JV-2 2022-2 Borrower LLC	Delaware	100
SFR JV-2 2022-2 Depositor LLC	Delaware	100
SFR JV-2 DDTL Equity LLC	Delaware	100
SFR JV-2 DDTL Borrower LLC	Delaware	100
SFR JV-2 NTL Equity LLC	Delaware	100
SFR JV-2 NTL Borrower LLC	Delaware	100
SFR JV-2 2023-1 Equity Owner LLC	Delaware	100
SFR JV-2 2023-1 Borrower LLC	Delaware	100
SFR JV-2 2023-1 Depositor LLC	Delaware	100
SFR JV-2 Equity LLC	Delaware	100
SFR JV-2 Property LLC	Delaware	100
PL Hawkins Press Member, LLC	Delaware	100
Hawkins Press Investors JV, LLC	Delaware	85
PL Wilder Member, LLC	Delaware	100
Redwood PL Wilder, LLC	Delaware	90
RPL Wilder, LLC	Delaware	100
PL Allston Yard Member, LLC	Delaware	100
Allston Yards Apartments, LLC	Delaware	80
PL Arkins Member, LLC	Delaware	100
2950 Arkins Owner, LLC	Delaware	90
2950 Arkins Commercial, LLC	Delaware	100
2950 Arkins Residential, LLC	Delaware	100
PL Bromwell Member, LLC	Delaware	100
Bromwell Investors LLC	Delaware	90
Bromwell Owner LLC	Delaware	100
PL Loso Member, LLC	Delaware	100
South & Hollis Investors JV LLC	Delaware	85
KA Loso Investors LLC	Delaware	73.743

KA LOSO Holdings LLC	Delaware	100
PL Tranquility Lake Member, LLC	Delaware	100
Tranquility Lake Apartment Partners, LLC	Delaware	90
Tranquility Lake Apartments, LLC	Delaware	100
PL Milieu Guarantor, LLC	Delaware	100
PL Park Row Member, LLC	Delaware	100
Park Row Apartment Partners, LLC	Delaware	90
Park Row Apartments, LLC	Delaware	100
PL Towerview Member, LLC	Delaware	100
Preston Ridge Holdings JV LLC	Delaware	85
PL DTC Member, LLC	Delaware	100
Legacy/PL DTC JV LLC	Delaware	90
Legacy DTC Owner LLC	Delaware	100
PL Monte Vista Member, LLC	Delaware	100
Monte Vista JV LLC	Delaware	79.984
Monte Vista Preservation LP	California	99.98
PL 315 Elden Member, LLC	Delaware	100
315 Elden Multifamily JV Investors LLC	Delaware	90
315 Elden Street Multifamily Partners LLC	Delaware	80
315 Elden Street Owner LLC	Delaware	100
PL 400k Member, LLC	Delaware	100
400 K Street, LLC	Delaware	49.9
PL 440k Member, LLC	Delaware	100
440 K Street, LLC	Delaware	49.9
PL Fusion Member, LLC	Delaware	100
Fusion MF Venture LLC	Delaware	90
PL Heather Estates Member, LLC	Delaware	100
Heather Estates JV LLC	Delaware	80
PL Canyon Park Member, LLC	Delaware	100
Canyon Park JV LLC	Delaware	80
PL Alta Vista Newcastle MF Member, LLC	Delaware	100
Alta Vista Newcastle Multifamily JV Investor LLC	Delaware	90
Alta Vista Newcastle Multifamily Partners LLC	Delaware	90
Lost Spurs Owner LLC	Delaware	100
Village at Bellaire Owner LLC	Delaware	100
PL Del Sol Member, LLC	Delaware	100
Bradbury/Felix Investors, LLC	Delaware	95
PL Evo Union Member, LLC	Delaware	100
Evo Union Park Venture, LLC	Delaware	87.5
Evo Union Park Property Owner, LLC	Delaware	100
PL Radian Member, LLC	Delaware	100
Radian Partners Group LLC	Delaware	66.5
Radian Partners Property Owner LLC	Delaware	100
PL Reed Row Member, LLC	Delaware	100
KJ Florida Avenue JV LLC	Delaware	85
KJ Florida Avenue Property LLC	Delaware	100
PL Brightleaf Member, LLC	Delaware	100
Brightleaf Venture LLC	Delaware	90
Brightleaf Owner LLC	Delaware	100
PL Highgate Member, LLC	Delaware	100
Amherst Investors JV LLC	Delaware	95
KPL Amherst Owner LLC	Delaware	100
PL Town Center Member, LLC	Delaware	100
Town Center MF Venture LLC	Delaware	90
WW 1300 Keller Parkway LLC	Delaware	100
PL Pretium Trust Owner, LLC	Delaware	100
PL 283 Commerce Member, LLC	Delaware	100
283 Commerce Hub Venture, LLC	Delaware	90
PL Sky Member, LLC	Delaware	100
Sky JV LLC	Delaware	75
Sky Owner LLC	Delaware	100

PL Dean Member, LLC	Delaware	100
Dean Investor, LLC	Delaware	100
PREG San Antonio Apartments, LP	California	22.75
San Antonio Apartments, LLC	California	100
PL Hadley Member, LLC	Delaware	100
Hadley Investor, LLC	Delaware	100
525 East Evelyn, LP	California	19
Hadley Apartments, LLC	California	100
PL Metropolitan Member, LLC	Delaware	100
Metropolitan Investor, LL	Delaware	100
San Mateo West, a California Limited Partnership	California	39
PL Moreland Member, LLC	Delaware	100
Moreland Investor, LLC	Delaware	100
Fourth Avenue, LLC	California	36
SNB HoldCo, LLC	Delaware	100
SNB 116 Owner, LLC	Delaware	100
SNB 120 Owner, LLC	Delaware	100
SNB 124/125 Owner, LLC	Delaware	100
SNB 540 Hotel Owner, LLC	Delaware	100
PL Bala Cynwyd Member, LLC	Delaware	100
Bala Cynwyd Holdings LLC	Delaware	90
PL Trimble Member, LLC	Delaware	100
Trimble Building A Holdings LLC	Delaware	95
PL Highridge Member, LLC	Delaware	100
Peacock Ridge Apartments Partners LLC	Delaware	90
Peacock Ridge Apartments LLC	Delaware	100
PL Troy Tower Owner, LLC	Delaware	100
PL CorAm LLC	Delaware	100
PL Ascend Member, LLC	Delaware	100
PL Marina Shores Member, LLC	Delaware	100
6700 PCH Owner, LLC	Delaware	90
PL Chapter Michigan Member, LLC	Delaware	100
Chapter at Ann Arbor JV, LLC	Delaware	90
Chapter at Ann Arbor, LLC	Delaware	100
PL Aptakisic Member, LLC	Delaware	100
Aptakisic Road Venture, LLC	Delaware	95
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Credit Opportunities II GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100
CAA-PPFA Equity Opportunities I GP LLC #	Delaware	100
CAA-PPFA Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities Fund II-B, LLC #	Delaware	0.01

Pacific Private Equity II GP LLC #	Delaware	100
Pacific Private Equity II-A GP LLC #	Delaware	100
Pacific Private Equity Opportunities VI GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Missouri	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Re (Shanghai) Information Consulting Services Co., Ltd.	China	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe North America Corp.	Delaware	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

LEGAL STRUCTURE

__________________________________

# = Abbreviated structure

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”)

described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

Pacific Life Insurance Company and the Registrant are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 9th day of October, 2025.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button *
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	October 9, 2025
Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	October 9, 2025
Vibhu R. Sharma*

		Director, Executive Vice President, General Counsel and Assistant Secretary	October 9, 2025
Jason Orlandi*

		Vice President and Secretary	October 9, 2025
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	October 9, 2025
Carol J. Krosky*

		Executive Vice President	October 9, 2025
Dawn M. Behnke*

		Senior Vice President and Treasurer	October 9, 2025
Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 9, 2025
Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-261003, Accession Number 0001104659-25-077640 filed on August 13, 2025, as Exhibit 15.)